Provisions and other long-term liabilities	12 Months Ended
Dec. 31, 2023
Provisions and other long-term liabilities
Provisions and other long-term liabilities

Note 29     Provisions and other long-term liabilities

	Asset retirement	Deferred
Amounts in US$ ‘000	obligation (a)	Income (b)	Other (c)	Total
As of January 1, 2022	45,842	3,331	13,675	62,848
Addition to provision / changes in estimates	(4,942)	—	(2,670)	(7,612)
Exchange difference	(669)	(167)	(1,147)	(1,983)
Foreign currency translation	(577)	—	14	(563)
Amortization	—	(2,407)	—	(2,407)
Unwinding of discount	2,641	—	547	3,188
Amounts used during the year	(1,392)	—	(132)	(1,524)
As of December 31, 2022	40,903	757	10,287	51,947
Addition to provision / changes in estimates	7,374	—	2,460	9,834
Exchange difference	1,172	180	560	1,912
Foreign currency translation	717	—	(13)	704
Amortization	—	(127)	—	(127)
Unwinding of discount	2,794	—	494	3,288
Amounts used during the year	(2,502)	—	(4,051)	(6,553)
Liabilities associated with assets held for sale (Note 36.1)	(26,922)	—	—	(26,922)
As of December 31, 2023	23,536	810	9,737	34,083
(a)	The provision for ‘asset retirement obligation’ relates to the estimation of future disbursements related to the abandonment and decommissioning of oil and gas wells (see Note 4).

(b)	‘Deferred income’ relates to government grants and other contributions relating to the purchase of property, plant and equipment in Colombia. The amortization is in line with the related assets.

(c)	‘Other’ mainly includes environmental obligations in Colombia and Peru.

Legal proceeding in the United Kingdom

On January 8, 2020, Amerisur Resources Limited (“Amerisur”) received a copy of a claim form issued in the High Court of England and Wales (the “Court”) by Leigh Day solicitors on behalf of a group of claimants (the “Claimants”) described as members of a farming community in the department of Putumayo in Colombia, seeking compensation for economic and non-economic damages said to be caused by alleged environmental contamination and pollution caused by Amerisur’s operations in the region. Following initial court hearings, an interim freezing order was imposed on Amerisur for an amount of GBP 4,465,600 of its assets located in the United Kingdom. On November 10, 2020, the freezing order was discharged by agreement between the parties as Amerisur provided alternative security in the form of a letter of credit.

On February 6, 2023, the Court ordered Amerisur to pay the sum of GBP 330,022 (equivalent to US$ 409,000). On August 11, 2023, a settlement (the “Settlement”) was signed between Leigh Day and Amerisur, made on a no-admission of liability basis and included a payment made by Amerisur. All Claimants represented by Leigh Day agreed to the Settlement. On October 2, 2023, the Court approved the Settlement, the litigation was discontinued, and the letter of credit was cancelled.

GeoPark had a provision for this contingent liability, which was originally recognized at the moment of the acquisition of Amerisur in 2020. All payments made by Amerisur during 2023 were applied to the previously recognized contingent liability, thus generating a gain of US$ 2,568,000 that was recorded in “Other income (expenses)” in the Consolidated Statement of Income.